THE SARATOGA ADVANTAGE TRUST

Portfolio	CLASS S
James Alpha Global Real Estate Investments Portfolio	JARSX
James Alpha Hedged High Income Portfolio	INCSX
James Alpha Managed Risk Domestic Equity Portfolio	JDSEX
James Alpha Managed Risk Emerging Markets Equity Portfolio	JESMX
James Alpha Multi Strategy Alternative Income Portfolio	JASMX
James Alpha Momentum Portfolio	MOMSX
James Alpha Macro Portfolio	GRRSX

Incorporated herein by reference are the definitive versions of the Prospectuses for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 31, 2019 (SEC Accession No. 0001580642-19-002707).